Basis of Presentation and Continuance of Operations (Details Narrative) (CAD)	Apr. 30, 2012	Apr. 30, 2011	Jul. 09, 2010	Apr. 30, 2010	Mar. 30, 2009	Mar. 26, 2009
Notes to Financial Statements
Accumulated deficit	(3,088,639)	(3,479,708)		(492,021)
Stock Split Ratio to each one share held			2.5			2
Percent of stock dividend			100.00%			100.00%
Number of dividend shares issued			134,866,191		17,900,000